Other Non-Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noninterest Income, Other [Abstract]
Investment and insurance commissions	$ 2,898	$ 2,603	$ 1,971
ATM fees	1,216	1,133	1,197
Bank owned life insurance	360	567	910
Other	6,263	5,089	3,443
Total other non-interest income	$ 10,737	$ 9,392	$ 7,521